QUARTERLY INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
Total interest income	$ 3,666	$ 3,654	$ 3,704	$ 3,532	$ 3,693	$ 3,715	$ 3,569	$ 3,504	$ 14,556	$ 14,481	$ 14,045
Total interest expense	216	214	219	225	228	215	215	224	874	882	1,176
Net interest income	3,450	3,440	3,485	3,307	3,465	3,500	3,354	3,280	13,682	13,599	12,869
Provision for loan losses	49	86	57	(4)	22	26	110	151	188	309	531
Net income	$ 886	$ 945	$ 821	$ 773	$ 813	$ 859	$ 865	$ 759	$ 3,425	$ 3,296	$ 3,055
Basic earnings per common share (in dollars per share)	$ 0.74	$ 0.79	$ 0.68	$ 0.65	$ 0.69	$ 0.72	$ 0.73	$ 0.64	$ 2.86	$ 2.78	$ 2.60
Diluted earnings per common share (in dollars per share)	$ 0.73	$ 0.77	$ 0.67	$ 0.63	$ 0.67	$ 0.71	$ 0.72	$ 0.63	$ 2.80	$ 2.73	$ 2.57